Income Tax Benefits /(Expenses) (Tables)	12 Months Ended
Dec. 31, 2022
Income tax [abstract]
Summary of major components of income tax expense

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Current income tax	(37,027)	(590,668)	(66,649)
Deferred taxation	102,647	(53,812)	798,003

Income tax benefits / (expenses)	65,620	(644,480)	731,354

Summary of reconciliation of expected income tax and actual income tax

	Years ended 31 December
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Profit / (loss) before income tax	590,778	2,721,086	(3,573,654)

Expected PRC income tax at the statutory tax rate of 25%	(147,695)	(680,272)	893,414
Tax effect of share of net profits / (losses) of investments accounted for using the equity method	178,685	214,750	(46,787)
Tax effect of other non-taxable income	54,379	10,782	9,890
Tax effect of additional deductions for R&D expenses	11,863	12,168	17,779
Tax effect of non-deductible loss, expenses and costs	(51,543)	(185,945)	(67,330)
True up for final settlement of enterprise income taxes in respect of previous years	9,188	—	(54,017)
Tax losses for which no deferred income tax asset was recognized	(2,821)	(21,225)	(24,948)
Utilization of previously unrecognized tax losses	13,564	157	3,353
Tax effect of additional deduction for purchasing environmental protection equipment	—	12,446	—
Derecognition of previously recognized tax losses	—	(7,341)	—

Actual income tax benefits / (expenses)	65,620	(644,480)	731,354

Summary of current taxation in the consolidated statement of financial position

	2021 RMB’000	2022 RMB’000
At the beginning of the year	19,425	258,466
Provision for current income tax for the year	590,668	66,649
Payment during the year	(351,627)	(376,765)

At the end of the year	258,466	(51,650)
Representing
Income tax	258,466	2,754
-Payable	—	(54,404)
-Prepaid	258,466	(51,650)

Summary of movements in deferred tax assets and liabilities

	Balance as at 1 January 2021 RMB’000	Credited/ (Charged) to profit or loss RMB’000	Credited/ (Charged) to reserves RMB’000	Balance as at 31 December 2021 RMB’000
Deferred tax assets:
Impairment for bad and doubtful debts and provision for inventories	57,326	(977)	—	56,349
Provision for impairment losses in property, plant and equipment and construction in progress	226,435	131,776	—	358,211
Tax losses	87,799	(87,799)	—	—
Accruals and others	130,986	(48,808)	—	82,178

	502,546	(5,808)	—	496,738

Deferred tax liabilities:
Difference in depreciation	(283,739)	(46,332)	—	(330,071)
Capitalization of borrowing costs	(2,043)	575	—	(1,468)
Derivative financial instruments	—	(2,247)	(12,153)	(14,400)

	(285,782)	(48,004)	(12,153)	(345,939)

Deferred tax assets – net	252,121	(55,825)	(12,153)	184,143
Deferred tax liabilities – net	(35,357)	2,013	—	(33,344)

	Balance as at 1 January 2022 RMB’000	Credited/ (Charged) to profit or loss RMB’000	Credited/ (Charged) to reserves RMB’000	Balance as at 31 December 2022 RMB’000
Deferred tax assets:
Impairment for bad and doubtful debts and provision for inventories	56,349	71,761	—	128,110
Provision for impairment losses in property, plant and equipment and construction in progress	358,211	70,499	—	428,710
Tax losses	—	872,648	—	872,648
Accruals and others	82,178	(55,873)	—	26,305

	496,738	959,035	—	1,455,773

Deferred tax liabilities:
Difference in depreciation	(330,071)	(163,492)	—	(493,563)
Capitalization of borrowing costs	(1,468)	213	—	(1,255)
Derivative financial instruments	(14,400)	2,247	12,153	—

	(345,939)	(161,032)	12,153	(494,818)

Deferred tax assets – net	184,143	795,554	12,153	991,850
Deferred tax liabilities – net	(33,344)	2,449	—	(30,895)

Summary of tax losses carried forward and not recognised as deferred tax assets

	2021	2022
	RMB’000	RMB’000
2022	65,331	—
2023	66,965	65,585
2024	91,901	91,901
2025	41,475	41,475
2026	84,902	95,144
2027	—	99,791

	350,574	393,896